Business, Liquidity and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Fair value liability for price adjustable warrants	$ 10,061	$ 5,226	$ 4,169
Fair value liability for shares to be issued		1,019	901
Recurring basis
Liabilities:
Fair value liability for price adjustable warrants	10,061	5,226	4,169
Fair value liability for shares to be issued		1,019	901
Total liabilities at fair value	10,061	6,245	5,070
Recurring basis | Level 1 Quoted prices in active markets for identical assets
Liabilities:
Fair value liability for price adjustable warrants
Fair value liability for shares to be issued		1,019	901
Total liabilities at fair value		1,019	901
Recurring basis | Level 2 Significant other observable inputs
Liabilities:
Fair value liability for price adjustable warrants
Fair value liability for shares to be issued
Total liabilities at fair value
Recurring basis | Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	10,061	5,226	4,169
Fair value liability for shares to be issued
Total liabilities at fair value	$ 10,061	$ 5,226	$ 4,169